4. STOCKHOLDERS' DEFICIT (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stockholders Deficit Details 3
Expected volatility	157.70%	174.00%
Expected option life in years	9 years 11 months 23 days	10 years
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.55%	1.87%
Weighted average fair value per option at grant date	$ 0.4	$ 0.69